Goodwill (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Reconciliation Of Changes In Goodwill [Abstract]
Disclosure Of Reconciliation Of Changes In Goodwill	A description of the key assumptions and sensitivities is provided below.
	2018 £m	2017 £m
At start of year	5,965	6,392
Acquisitions	626	77
Disposals/reclassified as held for sale	(25)	(72)
Transfers	-	11
Exchange translation differences	333	(443)
At end of year	6,899	5,965

Summary of Goodwill by Segment
GOODWILL	2018 £m	2017 £m
Scientific, Technical & Medical	1,620	1,479
Risk & Business Analytics	3,283	2,595
Legal	1,465	1,390
Exhibitions	531	501
Total	6,899	5,965

Key Assumptions Used for Each Group of Cash Generating Units

The key assumptions used for each group of cash generating units are disclosed below:

KEY ASSUMPTIONS	2018		2017
	Pre-tax discount rate	Nominal long-term market growth rate	Pre-tax discount rate	Nominal long-term market growth rate
Scientific, Technical & Medical	10.0%	3%	10.1%	3%
Risk & Business Analytics	11.5%	3%	12.3%	3%
Legal	12.2%	2%	12.7%	2%
Exhibitions	12.7%	3%	12.6%	3%